Derivative Instruments Accounted for at Fair value (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis
The following table includes the estimated fair value of those assets and liabilities that are measured at fair value on a recurring basis and are carried at fair value at December 31, 2018 and June 30, 2019:

		December 31, 2018	June 30, 2019
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Fair Value Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cross-currency interest rate swap agreement	Level 2	(5,154)	(3,509)